Master Trust Information - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 107,758,875	$ 89,795,414
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	6,031,958,056	5,388,589,942
Investment contracts at contract value (see Note 5)	386,072,611	399,239,232
Net assets available for benefits	6,418,030,667	5,787,829,174
Master Trust Balances | Parent Company common stock
EBP, Master Trust [Line Items]
Total investments at fair value	228,264,940	309,098,578
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	5,547,791,181	4,863,355,623
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	234,860,058	201,558,912
Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	21,041,877	14,576,829
Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	96,448,681	80,747,393
Investment contracts at contract value (see Note 5)	4,957,092	4,692,599
Net assets available for benefits	101,405,773	85,439,992
Plan’s interest in Master Trust Balances | Parent Company common stock
EBP, Master Trust [Line Items]
Total investments at fair value	6,964,222	10,663,075
Plan’s interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	87,253,255	68,419,811
Plan’s interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	1,890,058	1,402,935
Plan’s interest in Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	$ 341,146	$ 261,572